Equity Method Investments - Additional Information (Detail) - USD ($) shares in Millions, $ in Millions			12 Months Ended
	Mar. 19, 2021	Jan. 29, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [line items]
Proportion of voting rights held in subsidiary			50.00%
Current tax liabilities			$ 169	$ 251
Total share of post-tax losses in equity method investments			6,240	$ (544)
LSEG [member]
Disclosure of associates [line items]
Mark-to-market of LSEG shares			$ 1,749
LSEG Shares [member]
Disclosure of associates [line items]
Number of shares received on the date of sale		82.5
Warrants [member]
Disclosure of associates [line items]
Number of warrants exercised		4.5
Three Non Executive LSEG Directors [member]
Disclosure of associates [line items]
Entitled number of directors to nominate			three
Two Non Executive LSEG Directors [member]
Disclosure of associates [line items]
Entitled number of directors to nominate			two
One Non Executive LSEG Directors [member]
Disclosure of associates [line items]
Entitled number of directors to nominate			one
York ownership interest in LSEG [member]
Disclosure of associates [line items]
Economic interest			30.00%
Voting interest			24.00%
Thomson Reuters Ownership of YPL [member]
Disclosure of associates [line items]
Number of shares held in associate			72.4
Y P L formerly R H L Thomson Reuters Share [Member]
Disclosure of associates [line items]
Ownership interest			42.82%	45.00%
Dividend income from equity method investments			$ 75
Total share of post-tax losses in equity method investments			$ 6,233	$ (554)
LSEG Mark to Market - Thomson Reuters Share [member]
Disclosure of associates [line items]
Ownership interest		45.00%
Bottom of range [member]
Disclosure of associates [line items]
Ownership interest			20.00%
Bottom of range [member] | Three Non Executive LSEG Directors [member]
Disclosure of associates [line items]
Proportion of voting rights held in subsidiary			25.00%
Bottom of range [member] | Two Non Executive LSEG Directors [member]
Disclosure of associates [line items]
Proportion of voting rights held in subsidiary			17.50%
Bottom of range [member] | One Non Executive LSEG Directors [member]
Disclosure of associates [line items]
Proportion of voting rights held in subsidiary			10.00%
Top of range [member]
Disclosure of associates [line items]
Ownership interest			50.00%
Top of range [member] | Two Non Executive LSEG Directors [member]
Disclosure of associates [line items]
Proportion of voting rights held in subsidiary			25.00%
Top of range [member] | One Non Executive LSEG Directors [member]
Disclosure of associates [line items]
Proportion of voting rights held in subsidiary			17.50%
Refinitiv [member]
Disclosure of associates [line items]
Post-tax losses related to Refinitiv			$ 168
Sale of Refinitiv [member]
Disclosure of associates [line items]
Sale of Refinitiv to LSEG			$ 8,075
Current tax liabilities	$ 627	$ 627
Sale of LSEG shares [member]
Disclosure of associates [line items]
Current tax liabilities	223
Pre-tax proceeds from sale of shares	$ 994
Number of shares sold	10.1